Note 10 - Intangible Assets (Details) - Estimated Annual Amortization Expense For Recorded Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Estimated Annual Amortization Expense For Recorded Intangible Assets [Abstract]
2014	$ 18,907
2015	16,517
2016	16,152
2017	15,123
2018	$ 13,716